Long-Term Debt - Euro-denominated term loans- Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($)	Dec. 31, 2025 vessel	Dec. 31, 2025 credit_facility	Dec. 31, 2025 lease
Debt Instrument [Line Items]
Aggregate principal amount	$ 898,991	$ 1,065,520
Number of vessels		15		16		2
Foreign currency exchange loss (notes 10 and 13)	$ (6,236)	$ (1,396)	$ (5,354)
Financial Guarantee
Debt Instrument [Line Items]
Number of term loans | credit_facility					3
Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	2.00%
Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.45%